Other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other receivables
Schedule of Other Receivables

December 31, 2019
US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	124,436,299
Zhengzhou Jiahe Real Estate Co. Ltd (“Zhengzhou Jiahe”)	67,429,462
Zhangjiakou Xingyuan City Construction Development Co. Ltd	19,696,568
Huzhou Xinhong Jingcheng Construction and Development Co. Ltd	16,369,944
Due from contractors	24,444,823
Others	34,923,080

Other receivables	287,300,176